Earning per unit and cash distributions (Details Textual) - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted Average Number of Shares Outstanding, Basic and Diluted		26,312,120
Incentive Distribution Right Target Distribution		$ 113,181
Parent Company [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution		$ 15,682
First Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit		$ 0.388125
Distribution Percentage To Holders Of Incentive Distribution Rights		100.00%
Second Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit		$ 0.421875
Distribution Percentage To All Unit Holders		85.00%
Distribution Percentage To Holders Of Incentive Distribution Rights		15.00%
Third Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit		$ 0.50625
Distribution Percentage To All Unit Holders		75.00%
Distribution Percentage To Holders Of Incentive Distribution Rights		25.00%
After Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution Percentage To All Unit Holders		50.00%
Distribution Percentage To Holders Of Incentive Distribution Rights		50.00%
Common units public [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted Average Number of Shares Outstanding, Basic and Diluted	11,040,000	11,040,000
Incentive Distribution Right Target Distribution Per Unit		$ 0.3375
Distribution Percentage To Holders Of Incentive Distribution Rights		100.00%
Subordinated units Höegh LNG [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted Average Number of Shares Outstanding, Basic and Diluted	13,156,000	13,156,000
Incentive Distribution Right Target Distribution Per Unit		$ 0.3375
Distribution Percentage To Holders Of Incentive Distribution Rights		100.00%
Incentive Distribution Right Target Shares Distribution		97,499
Common units Höegh LNG [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted Average Number of Shares Outstanding, Basic and Diluted	2,116,000	2,116,000